Other liabilities and provisions (Tables)	3 Months Ended
Mar. 31, 2021
Other liabilities and provisions
Summary of other liabilities and provisions

	3/31/2021	12/31/2020
	(€ in thousands)
Accruals for vacation and overtime	333	124
Liabilities from payroll	284	237
Employee bonus	270	334
Accruals for compensation of Supervisory board	225	180
Accruals for commissions	221	236
Accrual for warranty	206	228
Liabilities from VAT	28	27
Accruals for licenses	15	68
Others	139	149
Total	1,721	1,583